Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our Board recognizes the critical importance of maintaining the trust and confidence of our customers, clients, business partners and employees. The audit committee is involved in oversight of our IT general controls and cybersecurity. Our IT general controls cybersecurity policies, standards, processes and practices are fully integrated into our risk management approach. In general, we seek to address IT general controls cybersecurity risks through a comprehensive, cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.

Risk Management and Strategy

As part of the critical elements of our overall risk management approach, our cybersecurity program is focused on the following key areas:

●	Governance: As discussed in more detail under the heading “Governance,” the audit committee oversees our cybersecurity risk management and interacts with the Company’s Sarbanes-Oxley Act, or SOX, advisor and the Company’s Information Security advisor and other relevant members of management.
●	Collaborative Approach: The Company has implemented a comprehensive, cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.
●	Technical Safeguards: The Company deploys technical safeguards that are designed to protect the Company’s information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.
●	Recovery Planning: The Company has established and maintains comprehensive recovery plans that fully address the Company’s response to a cybersecurity incident, and such plans are tested and evaluated on a regular basis.
●	Education and Awareness: The Company provides regular, mandatory training for personnel regarding cybersecurity threats as a means to equip the Company’s personnel with effective tools to address cybersecurity threats, and to communicate the Company’s evolving information security policies, standards, processes and practices.

We engage in the periodic assessment and testing of our policies, standards, processes and practices that are designed to address cybersecurity threats and incidents. These efforts include a wide range of activities, including audits, assessments, tabletop exercises, threat modeling, vulnerability evaluation, and other exercises focused on evaluating the effectiveness of our cybersecurity measures and planning. We are engaged with a subcontractor that monitors the IT system and cybersecurity, including centralized patch management as part of their routine job functions. We regularly engage third parties to perform assessments on our cybersecurity measures, including information security maturity assessments, audits and independent reviews of our information security control environment and operating effectiveness. The results of such assessments, audits and reviews are reported to the Board, and we adjust our cybersecurity policies, standards, processes and practices as necessary based on the information provided by these assessments, audits and reviews.

Governance

The audit committee interacts with the Company’s SOX advisor and the Company’s Information Security advisor and other relevant members of management. The Company’s Information Security advisor is responsible for assessing and managing cyber risk management, informs senior management regarding the prevention, detection, mitigation, and remediation of cybersecurity incidents and supervises such efforts. The Company’s Information Security advisor has experience selecting, deploying, and operating cybersecurity technologies, initiatives, and processes, and relies on threat intelligence as well as other information obtained from governmental, public or private sources. The audit committee receives updates on IT general controls, and a set of policies and procedures that govern how the Company’s IT systems operate and ensure the confidentiality, integrity, and availability of data as well as on cybersecurity risks, including prevention of data theft, unauthorized access, operational disruption, and data breaches. The audit committee also receives prompt and timely information regarding any cybersecurity incident that meets established reporting thresholds, as well as ongoing updates regarding any such incident until it has been addressed. On an annual basis, the audit committee discusses our approach to IT general controls and cybersecurity risk management with the Company’s SOX advisor.

As of March 11, 2026, we do not believe that we have experienced any material cybersecurity attack. Cybersecurity threats and cybersecurity incidents, if they occur, can materially affect or are reasonably likely to affect the Company, including its business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	Our IT general controls cybersecurity policies, standards, processes and practices are fully integrated into our risk management approach.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Risk Management and Strategy

As part of the critical elements of our overall risk management approach, our cybersecurity program is focused on the following key areas:

●	Governance: As discussed in more detail under the heading “Governance,” the audit committee oversees our cybersecurity risk management and interacts with the Company’s Sarbanes-Oxley Act, or SOX, advisor and the Company’s Information Security advisor and other relevant members of management.
●	Collaborative Approach: The Company has implemented a comprehensive, cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.
●	Technical Safeguards: The Company deploys technical safeguards that are designed to protect the Company’s information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.
●	Recovery Planning: The Company has established and maintains comprehensive recovery plans that fully address the Company’s response to a cybersecurity incident, and such plans are tested and evaluated on a regular basis.
●	Education and Awareness: The Company provides regular, mandatory training for personnel regarding cybersecurity threats as a means to equip the Company’s personnel with effective tools to address cybersecurity threats, and to communicate the Company’s evolving information security policies, standards, processes and practices.

We engage in the periodic assessment and testing of our policies, standards, processes and practices that are designed to address cybersecurity threats and incidents. These efforts include a wide range of activities, including audits, assessments, tabletop exercises, threat modeling, vulnerability evaluation, and other exercises focused on evaluating the effectiveness of our cybersecurity measures and planning. We are engaged with a subcontractor that monitors the IT system and cybersecurity, including centralized patch management as part of their routine job functions. We regularly engage third parties to perform assessments on our cybersecurity measures, including information security maturity assessments, audits and independent reviews of our information security control environment and operating effectiveness. The results of such assessments, audits and reviews are reported to the Board, and we adjust our cybersecurity policies, standards, processes and practices as necessary based on the information provided by these assessments, audits and reviews.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

The audit committee interacts with the Company’s SOX advisor and the Company’s Information Security advisor and other relevant members of management. The Company’s Information Security advisor is responsible for assessing and managing cyber risk management, informs senior management regarding the prevention, detection, mitigation, and remediation of cybersecurity incidents and supervises such efforts. The Company’s Information Security advisor has experience selecting, deploying, and operating cybersecurity technologies, initiatives, and processes, and relies on threat intelligence as well as other information obtained from governmental, public or private sources. The audit committee receives updates on IT general controls, and a set of policies and procedures that govern how the Company’s IT systems operate and ensure the confidentiality, integrity, and availability of data as well as on cybersecurity risks, including prevention of data theft, unauthorized access, operational disruption, and data breaches. The audit committee also receives prompt and timely information regarding any cybersecurity incident that meets established reporting thresholds, as well as ongoing updates regarding any such incident until it has been addressed. On an annual basis, the audit committee discusses our approach to IT general controls and cybersecurity risk management with the Company’s SOX advisor.

As of March 11, 2026, we do not believe that we have experienced any material cybersecurity attack. Cybersecurity threats and cybersecurity incidents, if they occur, can materially affect or are reasonably likely to affect the Company, including its business strategy, results of operations or financial condition.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Company’s Information Security advisor is responsible for assessing and managing cyber risk management, informs senior management regarding the prevention, detection, mitigation, and remediation of cybersecurity incidents and supervises such efforts.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we do not believe that we have experienced any material cybersecurity attack.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false